Variable Interest Entity (Details) - Schedule of Aggregate Carrying Value of VIEs’ Assets and Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Assets [Member]
Variable Interest Entity (Details) - Schedule of Aggregate Carrying Value of VIEs’ Assets and Liabilities [Line Items]
Assets	$ 34,443	$ 61,630
Net Assets [Member]
Variable Interest Entity (Details) - Schedule of Aggregate Carrying Value of VIEs’ Assets and Liabilities [Line Items]
Net Assets	30,885
Net Liabilities		(22,676)
Variable interest [Member] | Assets [Member]
Variable Interest Entity (Details) - Schedule of Aggregate Carrying Value of VIEs’ Assets and Liabilities [Line Items]
Assets	594,807	472,695
Variable interest [Member] | Net Assets [Member]
Variable Interest Entity (Details) - Schedule of Aggregate Carrying Value of VIEs’ Assets and Liabilities [Line Items]
Net Assets	594,807	472,695
Liabilities [Member]
Variable Interest Entity (Details) - Schedule of Aggregate Carrying Value of VIEs’ Assets and Liabilities [Line Items]
Liabilities	3,558	86,306
Liabilities [Member] | Variable interest [Member]
Variable Interest Entity (Details) - Schedule of Aggregate Carrying Value of VIEs’ Assets and Liabilities [Line Items]
Liabilities
Maximum Exposure to Losses [Member] | Variable interest [Member]
Variable Interest Entity (Details) - Schedule of Aggregate Carrying Value of VIEs’ Assets and Liabilities [Line Items]
Maximum Exposure to Losses	$ 594,807	$ 472,695